Property, plant and equipment - Schedule of capital commitment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 900,000	$ 1,600,000
Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	900,837
2026 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	514,697
2027 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	136,359
2028 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	169,181
2029 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	80,600
Tankers | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	78,540
Tankers | 2026 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	78,540
Tankers | 2027 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Tankers | 2028 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Tankers | 2029 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Dry bulk vessels | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	283,559
Dry bulk vessels | 2026 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	273,716
Dry bulk vessels | 2027 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	9,843
Dry bulk vessels | 2028 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Dry bulk vessels | 2029 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Container vessels | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	29,570
Container vessels | 2026 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	29,570
Container vessels | 2027 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Container vessels | 2028 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Container vessels | 2029 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Chemical tankers | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	334,250
Chemical tankers | 2026 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	59,900
Chemical tankers | 2027 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	34,100
Chemical tankers | 2028 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	159,650
Chemical tankers | 2029 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	80,600
Offshore wind vessels | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	166,361
Offshore wind vessels | 2026 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	64,414
Offshore wind vessels | 2027 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	92,416
Offshore wind vessels | 2028 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	9,531
Offshore wind vessels | 2029 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Other | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	8,557
Other | 2026 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	8,557
Other | 2027 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Other | 2028 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Other | 2029 | Assets under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 0